Leases - Schedule of Terms and Outstanding Balances of Equipment, Automobile and Office Leases (Parenthetical) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation, monthly repayment amount	$ 863	$ 1,436
Equipment under Lease, One
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation, monthly repayment amount		$ 1,228
Equipment under Lease, One | Bottom of Range
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation, interest rate		13.00%
Lease obligation, due date		2021-05
Equipment under Lease, One | Top of Range
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation, interest rate		17.00%
Lease obligation, due date		2023-03
Equipment under Lease, Two
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation, monthly repayment amount	$ 19,437
Lease obligation, interest rate	8.00%
Lease obligation, due date	2023-05
Automobile under Lease, One
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation, monthly repayment amount	$ 1,186	$ 1,186
Lease obligation, interest rate	8.00%	8.00%
Lease obligation, due date	2023-09	2023-09
Automobile under Lease, Two
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation, monthly repayment amount	$ 1,055
Lease obligation, interest rate	8.00%
Lease obligation, due date	2024-08
Right-of-use Asset from Office Lease, One
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation, monthly repayment amount	$ 6,440	$ 6,440
Lease obligation, interest rate	8.00%	8.00%
Lease obligation, due date	2024-05	2024-05
Right-of-use Asset from Office Lease, Two
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation, monthly repayment amount	$ 16,223	$ 16,223
Lease obligation, interest rate	8.00%	8.00%
Lease obligation, due date	2022-12	2022-12
Right-of-use Asset from Office Lease, Three
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation, monthly repayment amount	$ 32,997	$ 32,997
Lease obligation, interest rate	8.00%	8.00%
Lease obligation, due date	2022-12	2022-12
Right-of-use Asset from Office Lease, Four
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation, monthly repayment amount	$ 14,480	$ 14,480
Lease obligation, interest rate	8.00%	8.00%
Lease obligation, due date	2023-04	2023-04